Interest in Honeywell Savings and Ownership Plan Master Trust (Tables) - Honeywell 401(k) Plan [Member]	12 Months Ended
Dec. 31, 2025
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Master Trust and the Plan’s interest in the Master Trust

The Master Trust and the Plan’s interest in the Master Trust is comprised of the following types of investments, at fair value, as of December 31, 2025:

	2025
	Master Trust Balances	Plan’s Interest in Master Trust Balances
	(dollars in millions)

Collective Trust Funds	$10,416	$10,298
Exchange Traded Funds	18	18
Honeywell Common Stock	3,315	3,292
Common Stocks (Separately Managed Portfolios)	1,234	1,227
Asset Backed Securities	279	277
Bank Deposits	311	309
Commercial Mortgage Backed Securities	6	6
Corporate Bonds	571	567
U.S. Government and Federal Agencies	174	173
Municipal Bonds	7	7
Non-US Government	47	47
Commercial Paper	292	290
Cash and cash equivalents	37	36
Total Investments, at fair value	16,707	16,547

Net assets of the Master Trust	$16,707	$16,547
	2024
	Master Trust Balances	Plan’s Interest in Master Trust Balances
	(dollars in millions)

Collective Trust Funds	$8,922	$8,817
Exchange Traded Funds	305	303
Honeywell Common Stock	3,804	3,782
Common Stocks (Separately Managed Portfolios)	1,424	1,416
Asset Backed Securities	293	291
Bank Deposits	425	423
Commercial Mortgage Backed Securities	7	7
Corporate Bonds	602	599
U.S. Government and Federal Agencies	58	58
Non-US Government	127	126
Commercial Paper	256	255
Total Investments, at fair value	16,223	16,077

Net assets of the Master Trust	$16,223	$16,077

Master Trust's Net Appreciation and Investment Income

The Master Trust’s net appreciation and investment income for the year ended December 31, 2025 is as follows:

2025
(dollars in millions)

Net appreciation in fair value of investments	$1,376
Dividend and interest income	155
Total investment income and net appreciation	$1,531

Master Trust’s Assets Measured at Fair Value

The following tables present the Master Trust’s assets measured at fair value as of December 31, 2025 and 2024, by the fair value hierarchy.

	2025
	Level 1	Level 2	Level 3	Total
	(dollars in millions)
Common Stocks	$4,549	$-	$-	$4,549
Cash and cash equivalents	37	-	-	37
Exchange Traded Funds	18	-	-	18
Fixed Income Investments:
Asset Backed Securities	-	279	-	279
Bank Deposits	-	311	-	311
Commercial Mortgage Backed Securities	-	6	-	6
Corporate Bonds	-	571	-	571
U.S. Government and Federal Agencies	-	174	-	174
Municipal Bonds	-	7	-	7
Non-US Government	-	47	-	47
Commercial Paper	-	292	-	292
	$4,604	$1,687	$-

Collective Trust Funds				10,416
Total Investments				$16,707

	2024
	Level 1	Level 2	Level 3	Total
	(dollars in millions)
Common Stocks	$5,228	$-	$-	$5,228
Exchange Traded Funds	305	-	-	305
Fixed Income Investments:
Asset Backed Securities	-	293	-	293
Bank Deposits	-	425	-	425
Commercial Mortgage Backed Securities	-	7	-	7
Corporate Bonds	-	602	-	602
U.S. Government and Federal Agencies	-	58	-	58
Non-US Government	-	127	-	127
Commercial Paper	-	256	-	256
	$5,533	$1,768	$-

Collective Trust Funds				8,922
Total Investments				$16,223